Commitments - Committed Amounts Payable (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Jun. 30, 2024
Committed Amounts Payable [Abstract]
Contractual capital commitments	$ 363,880	$ 194,641
Amounts payable within 12 months of balance date
Committed Amounts Payable [Abstract]
Contractual capital commitments		194,641
Amounts payable within 12 months of balance date | Other Commitments
Committed Amounts Payable [Abstract]
Contractual capital commitments	217,948	77,659
Amounts payable within 12 months of balance date | Mining hardware
Committed Amounts Payable [Abstract]
Contractual capital commitments	$ 145,932	$ 116,982